Borrowings (Details) - USD ($) $ in Thousands	Feb. 28, 2026	Aug. 31, 2025
Notes and other explanatory information [abstract]
Current portion of borrowings	$ 540
Borrowings	1,722
Total borrowings	$ 2,262